MINING INTERESTS AND PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
MINING INTERESTS AND PLANT AND EQUIPMENT
13. MINING INTERESTS AND PLANT AND EQUIPMENT

Year ended December 31, 2019	Depletable	Non depletable	Total mining interest	Plant and equipment	Total
Cost
At January 1, 2019	$962,121	$106,138	$1,068,259	$447,941	$1,516,200
Additions, including transfer from construction in progress[1]	$161,322	$110,370	$271,692	$204,319	$476,011
Construction in progress, net of transfers to plant and equipment additions	$—	$—	$—	$40,086	$40,086
Change in environmental closure assets (estimate and discount rate)	$15,276	$—	$15,276	$—	$15,276
Disposals	($28,233)	($129)	($28,362)	($31,291)	($59,653)
Foreign currency translation	$25,420	$3,918	$29,338	$17,254	$46,592
Cost at December 31, 2019	$1,135,906	$220,297	$1,356,203	$678,309	$2,034,512
Accumulated depreciation and depletion
At January 1, 2019	$281,431	$—	$281,431	$117,599	$399,030
Depreciation	$456	$—	$456	$61,736	$62,192
Depletion	$112,305	$—	$112,305	$—	$112,305
Disposals	($26,789)	$—	($26,789)	($24,304)	($51,093)
Foreign currency translation	$8,796	$—	$8,796	$6,356	$15,152
Accumulated depreciation and depletion at December 31, 2019	$376,199	$—	$376,199	$161,387	$537,586
Carrying value at December 31, 2019	$759,707	$220,297	$980,004	$516,922	$1,496,926
[1] Includes $6.0 million of costs associated with leases recognized upon adoption of IFRS 16.

Year ended December 31, 2018	Depletable	Non depletable	Total mining interest	Plant and equipment	Total
Cost
At January 1, 2018	$864,385	$116,285	$980,670	$375,571	$1,356,241
Additions, including transfer from construction in progress	181,486	324	181,810	88,406	270,216
Construction in progress, net of transfers to plant and equipment additions	—	—	—	38,923	38,923
Change in environmental closure assets (estimate and discount rate)	3,755	—	3,755	—	3,755
Disposals	—	—	—	(17,873)	(17,873)
Foreign currency translation	(87,505)	(10,471)	(97,976)	(37,086)	(135,062)
Cost at December 31, 2018	$962,121	$106,138	$1,068,259	$447,941	$1,516,200
Accumulated depreciation and depletion
At January 1, 2018	$213,440	$—	$213,440	$93,492	$306,932
Depreciation	346	—	346	47,360	47,706
Depletion	90,980	—	90,980	—	90,980
Disposals	—	—	—	(13,901)	(13,901)
Foreign currency translation	(23,335)	—	(23,335)	(9,352)	(32,687)
Accumulated depreciation and depletion at December 31, 2018	$281,431	$—	$281,431	$117,599	$399,030
Carrying value at December 31, 2018	$680,690	$106,138	$786,828	$330,342	$1,117,170

Mining Interests

Non-depletable mining interests at December 31, 2019 of $220,297 (December 31, 2018 - $106,138) includes $104,634 (December 31, 2018 - $42,765) for the carrying amount of previously acquired interest in exploration properties around the Company's Macassa Mine in Canada, with the change in amount primarily attributable to capitalized expenditures at Macassa combined with the impact of foreign exchange, and $115,663 (December 31, 2018 - $63,373) for the carrying amount of various acquired exploration properties in Australia, with the change in amount related primarily to capitalized development at the Northern Territory and the remainder of the change due to foreign exchange impact.

Plant and Equipment

Plant and equipment at December 31, 2019, includes $52,002 (December 31, 2018 - $14,969) of construction in progress. Plant and equipment also includes costs of $46,377 (December 31, 2018 - $44,978) and accumulated depreciation of $22,237 (December 31, 2018 - $15,548) related to capital equipment and vehicles under ROU assets.